COMMITMENTS and CONTINGENCIES (Details)	3 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 04, 2020 USD ($)
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands for registration of securities	3
Deferred underwriting fee payable	$ 8,050,000	$ 8,050,000	$ 8,050,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fee payable	$ 8,050,000	$ 8,050,000
Percentage on gross proceeds	3.50%	3.50%